                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2002
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                             Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN           8-9-02
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                          (X)  13F Holdings Report
                          (   )  13F Notice
                          (   )  13F Combination Report

                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     41
         Form 13F Information Table Value Total:    $244,452 (in thousands)

Okabena Investment Services, Inc.
FORM 13F
30-Jun-02

                                                                                               Voting Authority
                                                                                              ------------------
                                                    Value      Shares/ Sh/    Put/   Invstmt  Other
Name of Issuer            Title of class    CUSIP  (x$1000)    Prn Amt Prn    Call   Dscretn  Managers      Sole    Shared     None
--------------            --------------    -----  --------    ------- ---    ----   -------  --------      ----    ------     ----

3M CO COM                    COM          88579Y101   4981       40500 SH            Sole                   40500
AEP INDS                     COM          001031103  28829      812090 SH            Sole                  812090
AMERICAN INTL GROUP          COM          026874107   5949       87200 SH            Sole                   87200
BARRICK GOLD                 COM          067901108   5317      280000 SH            Sole                  280000
BEST BUY                     COM          086516101   4719      130000 SH            Sole                  130000
BOSTON SCIENTIFIC            COM          101137107   3518      120000 SH            Sole                  120000
CARDINAL HEALTH              COM          14149Y108   3070       50000 SH            Sole                   50000
CATERPILLAR                  COM          149123101   3916       80000 SH            Sole                   80000
CISCO SYSTEMS                COM          17275R102   4185      300000 SH            Sole                  300000
CITIGROUP                    COM          172967101   2712       70000 SH            Other                  70000
CYBERGUARD                   COM          231910100    385      140000 SH            Sole                  140000
DOW CHEM                     COM          260543103   4187      121800 SH            Sole                  121800
ENCANA CORP                  COM          292505104   7191      235000 SH            Sole                  235000
FEDEX                        COM          31428X106   5073       95000 SH            Sole                   95000
FIRST DATA                   COM          319963104   4464      120000 SH            Sole                  120000
INTERNATIONAL FLAV&FRA       COM          459506101   4973      153085 SH            Sole                  153085
JOHNSON & JOHNSON            COM          478160104   3658       70000 SH            Sole                   70000
L-3 COMMUNICATIONS           COM          502424104   4860       90000 SH            Sole                   90000
LOCKHEED MARTIN              COM          539830109   4865       70000 SH            Sole                   70000
MARSH & MCLENNAN             COM          571748102   4830       50000 SH            Sole                   50000
MCKESSON CORP                COM          58155Q103   1464       44787 SH            Sole                   44787
MEDTRONIC INC                COM          585055106   4285      100000 SH            Sole                  100000
MID ATLANTIC MED SVCS        COM          59523C107   9423      300600 SH            Sole                  300600
NEWMONT MINING CORP          COM          651639106   2633      100000 SH            Sole                  100000
PPG INDUSTRIES               COM          693506107   4023       65000 SH            Sole                   65000
PRAXAIR                      COM          74005P104   3987       70000 SH            Sole                   70000
PROCTER & GAMBLE             COM          742718109   4465       50000 SH            Sole                   50000
STAPLES INC                  COM          855030102   5048      256291 SH            Sole                  256291
TARGET                       COM          87612E106   5069      133059 SH            Sole                  133059
                                                     36879      967956 SH            Other                 967956
TECHNE CORP                  COM          878377100  12958      459182 SH            Sole                  459182
TEXAS INSTRUMENTS            COM          882508104   3815      161000 SH            Sole                  161000
TRANSOCEAN SEDCO FOREX ORD   COM          G90078109   4672      150000 SH            Sole                  150000

UNITED PARCEL SERVICE        COM          911312106   4631       75000 SH            Sole                   75000
VIACOM B                     COM          925524308   3993       90000 SH            Sole                   90000
WEYERHAEUSER                 COM          962166104   4469       70000 SH            Sole                   70000
ZYGO CORP                    COM          989855101   1428      177480 SH            Sole                  177480
CANON ADR                    ADR          138006309   4917      130000 SH            Sole                  130000
GRUPO TMM ADR A              ADR          40051D105   2635      381900 SH            Sole                  381900
GRUPO TMM ADR L              ADR          40051D204   8790     1272141 SH            Sole                 1272141
SONY CORP ADR                ADR          835699307   3186       60000 SH            Sole                   60000

REPORT SUMMARY                     41 DATA RECORDS  244452             0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED